Investments Accounted for Using the Equity Method - Summary of financial information of immaterial joint venture (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Financial Information Of Immaterial Joint Venture [Line Items]
Net profit (loss)	¥ 112,719	¥ 51,930	¥ 60,157
Other comprehensive income	(33,150)	(44,524)	6,834
Comprehensive income	79,569	7,406	66,991
Immaterial Joint Venture [Member]
Disclosure Of Financial Information Of Immaterial Joint Venture [Line Items]
Aggregate carrying amount of individually immaterial joint ventures in the consolidated financial statements	1,387	374	449
Net profit (loss)	(75)	(251)	(92)
Other comprehensive income
Comprehensive income	¥ (75)	¥ (251)	¥ (92)